Pension and Severance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 1,477
Multiemployer plans, total amounts of cost recognized for contributions	156
Defined contribution plans, cost recognized for certain subsidiaries' contributions	2,617	1,999	1,533
Defined contribution plans, expected employer contribution	2,839
NTSC
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	169	182	252
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	2.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	4.00%
Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	94.00%
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	17,136	13,873
Estimated prior service cost (credit) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	157
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	75
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	21,768	19,708
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 12